Standardised Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves (Standardised Measure) (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Discounted future net cash flows relating to proved oil and gas reserves [line items]
Future cash inflows	$ 38,175	$ 47,534	$ 43,898
Future production costs	(10,086)	(17,028)	(18,373)
Future development costs	(8,602)	(10,585)	(10,373)
Future income taxes	(4,919)	(4,056)	(2,272)
Future net cash flows	14,568	15,865	12,880
Discount at 10 per cent per annum	(5,416)	(5,625)	(4,638)
Standardised measure	9,152	10,240	8,242	$ 8,987
Australia [member]
Discounted future net cash flows relating to proved oil and gas reserves [line items]
Future cash inflows	18,292	17,398	18,407
Future production costs	(4,710)	(5,345)	(6,663)
Future development costs	(3,860)	(3,842)	(3,714)
Future income taxes	(2,551)	(1,919)	(1,508)
Future net cash flows	7,171	6,292	6,522
Discount at 10 per cent per annum	(1,926)	(1,713)	(2,104)
Standardised measure	5,245	4,579	4,418
United States [member]
Discounted future net cash flows relating to proved oil and gas reserves [line items]
Future cash inflows	18,076	28,012	23,537
Future production costs	(4,917)	(11,182)	(11,176)
Future development costs	(4,516)	(6,554)	(6,451)
Future income taxes	(1,657)	(1,236)	(18)
Future net cash flows	6,986	9,040	5,892
Discount at 10 per cent per annum	(3,396)	(3,783)	(2,426)
Standardised measure	3,590	5,257	3,466
Other countries [member]
Discounted future net cash flows relating to proved oil and gas reserves [line items]
Future cash inflows	1,807	2,124	1,954
Future production costs	(459)	(501)	(534)
Future development costs	(226)	(189)	(208)
Future income taxes	(711)	(901)	(746)
Future net cash flows	411	533	466
Discount at 10 per cent per annum	(94)	(129)	(108)
Standardised measure	$ 317	$ 404	$ 358